UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   11/30/2011

Date of reporting period: 08/31/2011

Item 1.

Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (64.00%)

Currency Funds - (3.99%)
WisdomTree Dreyfus Emerging Currency Fund *	169,259	$ 3,874,339
		3,874,339
Debt Funds - (44.82%)
iShares Barclays 0-5 Year TIPS Bond Fund
iShares Barclays 1-3 Year Credit Bond Fund
iShares Barclays 1-3 Year Treasury Bond Fund
iShares Barclays 3-7 Year Treasury Bond Fund	76,843	9,319,519
iShares Barclays Intermediate Credit Bond Fund	86,185	9,336,421
iShares Barclays TIPS Bond Fund	24,757	2,830,220
iShares S&P / Citigroup 1-3 Year International Treasury Bond Fund	40	4,384
iShares S&P / Citigroup International Treasury Bond Fund	26,080	2,867,235
PIMCO Enhanced Short Maturity Strategy Fund (a)	133,596	13,454,453
SPDR Barclays Capital International Treasury Bond ETF	45,255	2,856,948
SPDR Barclays Capital TIPS ETF	49,892	2,833,367
		43,502,547
Equity Funds - (12.14%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	61,502	2,174,096
PowerShares FTSE RAFI Emerging Markets Portfolio	31,696	725,838
PowerShares FTSE RAFI US 1000 Portfolio	41,898	2,225,203
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	12,982	769,054
SPDR S&P 500 ETF Trust	18,178	2,218,807
WisdomTree DEFA Fund	34,120	2,180,204
WisdomTree Emerging Markets Equity Income Fund	12,692	725,982
WisdomTree SmallCap Earnings Fund	15,687	759,565
		11,778,749
Real Estate Funds - (3.05%)
iShares Cohen & Steers Realty Majors Index Fund	10,646	743,836
iShares Dow Jones US Real Estate Index Fund	12,987	742,597
SPDR Dow Jones International Real Estate ETF	19,509	733,538
WisdomTree International Real Estate Fund	27,567	741,552
		2,961,523
TOTAL EXCHANGE-TRADED FUNDS (Cost $62,538,537)		62,117,158

SHORT-TERM INVESTMENTS - (33.61%)
Fidelity Institutional Money Market Portfolio - 0.06% ** (a)	32,622,386	32,622,386
TOTAL SHORT-TERM INVESTMENTS (Cost $32,622,386)		32,622,386

Total Investments (Cost $95,160,923) - 97.61%		$ 94,739,544

Other Assets in Excess of Liabilities, Net - 2.39%		2,316,846

Net Assets - 100%		$ 97,056,390

* Non-income producing security.
** Rate shown represents the rate at August 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Corn 2nd Futures, December 2011	21	$ 805,875	$ (5,250)
Gasoline RBOB Futures, October 2011	2	241,609	16,111
Gold CMX Futures, December 2011	5	915,850	86,010
Silver CMX Futures, December 2011	1	208,840	5,065
Soybean Futures, November 2011	12	874,500	7,800
Soybean Meal Futures, December 2011	7	271,460	6,090
Sugar #11 Futures, October 2011	8	265,933	(17,920)
		3,584,067	97,906
Currency Futures
Australian Dollar Futures, September 2011	24	2,559,840	28,120
British Pound Futures, September 2011	24	2,435,700	(9,081)
Canadian Dollar Futures, September 2011	19	1,939,520	6,260
Euro Futures, September 2011	11	1,976,838	(18,506)
Japanese Yen Futures, September 2011	15	2,448,750	16,825
New Zealand Dollar Futures, September 2011	23	1,958,220	91,150
Swiss Franc Futures, September 2011	17	2,641,375	85,619
		15,960,243	200,387
Fixed Income Futures
Canadian 10 Year Bond Futures, December 2011	18	2,380,699	(22,498)
Euro BOBL Futures, September 2011	13	2,273,434	81,019
Euro Bund Futures, September 2011	15	2,899,432	204,284
Long Gilt Futures, December 2011	14	2,874,537	(20,002)
SGX 10-Year Japanese Bond E-Mini Futures, September 2011	16	2,975,787	27,961
U.S. 10 Year Bond Futures, December 2011	18	2,322,563	(281)
U.S. 5 Year Bond Futures, December 2011	19	2,328,391	1,336
U.S. Long Bond Futures, December 2011	21	2,856,656	(6,398)
		20,911,499	265,421
Total Long Future Contracts		$ 40,455,809	$ 563,714

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, November 2011	5	$ 308,000	$ (3,375)
Cocoa Futures, December 2011	9	280,170	(14,076)
Coffee "C" Futures, December 2011	3	324,281	(54,844)
Copper Futures, December 2011	8	840,900	(17,500)
Crude Oil Futures, October 2011	9	799,290	(56,700)
Heating Oil Futures, October 2011	2	259,056	(15,372)
Lean Hogs Futures, October 2011	8	273,600	21,950
Live Cattle 2nd Futures, October 2011	18	820,980	15,770
Natural Gas Futures, October 2011	21	851,340	(26,650)
Soybean Oil Futures, December 2011	8	283,536	(20,976)
Wheat Futures, December 2011	7	277,025	(29,387)
Zinc LME Futures, November 2011	5	286,094	(29,656)
		5,604,272	(230,816)

Equity Futures
CAC 40 Euro Futures, September 2011	6	280,247	(4,223)
DAX Index Futures, September 2011	3	624,069	24,510
FTSE NEW 100 Futures, September 2011	14	1,224,184	(22,623)
HANG SENG Futures, September 2011	7	919,550	(33,800)
IBEX 35 Futures, September 2011	2	251,014	(3,232)
KOSPI2 Index Futures, September 2011	3	339,615	14,063
MSCI Taiwan Index Futures, September 2011	13	355,030	(10,920)
NASDAQ 100 E-Mini Futures, September 2011	8	358,520	(10,270)
S&P 500 E-Mini Futures, September 2011	15	913,275	3,625
S&P/TSX 60 IX Futures, September 2011	2	297,141	4,350
SGX Nikkei Futures, September 2011	16	936,659	31,768
SPI 200 Index Futures, September 2011	3	343,838	15,980
		6,843,142	9,228
Total Short Future Contracts		$ 12,447,414	$ (221,588)

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (51.77%)
Debt Fund - (16.40%)
PIMCO Enhanced Short Maturity Strategy Fund (a)	92,918	$ 9,357,772

Equity Funds - (28.31%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	84,137	2,974,243
PowerShares FTSE RAFI Emerging Markets Portfolio	44,530	1,019,737
PowerShares FTSE RAFI US 1000 Portfolio	56,979	3,026,155
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	17,558	1,040,136
SPDR S&P 500 ETF Trust	24,835	3,031,360
WisdomTree DEFA Fund	67,278	3,012,709
WisdomTree Emerging Markets Equity Income Fund	17,814	1,018,961
WisdomTree SmallCap Earnings Fund	21,387	1,035,558
		16,158,859
Real Estate Funds - (7.06%)
iShares Cohen & Steers Realty Majors Index Fund	14,435	1,008,573
iShares Dow Jones US Real Estate Index Fund	17,532	1,002,480
SPDR Dow Jones International Real Estate ETF	26,605	1,000,348
Wisdom Tree International Real Estate Fund	37,737	1,015,125
		4,026,526
TOTAL EXCHANGE-TRADED FUNDS (Cost $31,080,679)		29,543,157

SHORT-TERM INVESTMENTS - (43.61%)
Fidelity Institutional Money Market Portfolio - 0.06% ** (a)	24,891,312	24,891,312
TOTAL SHORT-TERM INVESTMENTS - (Cost $24,891,312)		24,891,312

Total Investments (Cost $55,971,991) - 95.38%		$ 54,434,469

Other Assets in Excess of Liabilities, Net - 4.62%		2,638,952

Net Assets - 100%		$ 57,073,421

* Non-income producing security.
** Rate shown represents the rate at August 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Corn 2nd Futures, December 2011	30	$ 1,151,250	$ (7,500)
Gasoline RBOB Futures, October 2011	3	362,414	24,167
Gold CMX Futures, December 2011	6	1,099,020	128,820
Silver CMX Futures, December 2011	2	417,680	10,130
Soybean Futures, November 2011	16	1,166,000	10,400
Soybean Meal Futures, December 2011	10	387,800	8,700
Sugar #11 Futures, October 2011	12	398,899	(24,987)
		4,983,063	149,730
Currency Futures
Australian Dollar Futures, September 2011	33	3,519,780	33,900
British Pound Futures, September 2011	35	3,552,063	(16,363)
Canadian Dollar Futures, September 2011	27	2,756,160	7,465
Euro Futures, September 2011	15	2,695,688	(24,425)
Japanese Yen Futures, September 2011	22	3,591,500	24,850
New Zealand Dollar Futures, September 2011	33	2,809,620	136,890
Swiss Franc Futures, September 2011	23	3,573,625	122,769
		22,498,436	285,086
Fixed Income Futures
Euro Bund Futures, September 2011	4	773,182	56,081
Long Gilt Futures, December 2011	4	821,296	(5,747)
SGX 10-Year Japanese Bond E-Mini Futures, September 2011	4	743,947	7,366
U.S. Long Bond Futures, December 2011	6	816,188	(2,617)
		3,154,613	55,083
Total Long Future Contracts		$ 30,636,112	$ 489,899

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, November 2011	7	$ 431,200	$ (3,875)
Cocoa Futures, December 2011	13	404,690	(20,076)
Coffee "C" Futures, December 2011	4	432,375	(73,125)
Copper Futures, December 2011	12	1,261,350	(26,250)
Crude Oil Futures, October 2011	13	1,154,530	(79,030)
Heating Oil Futures, October 2011	3	388,584	(23,058)
Lean Hogs Futures, October 2011	11	376,200	30,770
Live Cattle 2nd Futures, October 2011	26	1,185,860	19,620
Natural Gas Futures, October 2011	30	1,216,200	(38,010)
Soybean Oil Futures, December 2011	11	389,862	(28,842)
Wheat Futures, December 2011	10	395,750	(44,750)
Zinc LME Futures, November 2011	7	400,531	(41,519)
		8,037,132	(328,145)

Equity Futures
CAC 40 Euro Futures, September 2011	9	420,370	(6,335)
DAX Index Futures, September 2011	3	624,069	39,701
FTSE NEW 100 Futures, September 2011	16	1,399,067	(13,621)
HANG SENG Futures, September 2011	10	1,313,643	(48,204)
IBEX 35 Futures, September 2011	3	376,521	(4,848)
KOSPI2 Index Futures, September 2011	4	452,820	8,320
MSCI Taiwan Index Futures, September 2011	18	491,580	(15,120)
NASDAQ 100 E-Mini Futures, September 2011	11	492,965	(16,140)
S&P 500 E-Mini Futures, September 2011	21	1,278,585	4,440
S&P/TSX 60 IX Futures, September 2011	3	445,711	6,985
SGX Nikkei Futures, September 2011	23	1,346,448	49,726
SPI 200 Index Futures, September 2011	4	458,451	12,399
		9,100,230	17,303
Total Short Future Contracts		$ 17,137,362	$ (310,842)

COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (40.86%)

Currency Funds - (1.47%)
WisdomTree Dreyfus Emerging Currency Fund *	97,018	$ 2,220,742
		2,220,742
Debt Funds - (31.30%)
iShares Barclays TIPS Bond Fund	33,208	3,796,339
iShares S&P/Citigroup International Treasury Bond Fund	34,503	3,793,260
PIMCO Enhanced Short Maturity Strategy Fund (a)	320,860	32,313,811
SPDR Barclays Capital International Treasury Bond ETF	60,063	3,791,777
SPDR Barclays Capital TIPS ETF	66,807	3,793,969
		47,489,156
Real Estate Funds - (8.09%)
iShares Cohen & Steers Realty Majors Index Fund	44,012	3,075,118
iShares Dow Jones US Real Estate Index Fund	53,684	3,069,651
SPDR Dow Jones International Real Estate ETF	81,225	3,054,060
WisdomTree International Real Estate Fund	114,291	3,074,428
		12,273,257
TOTAL EXCHANGE-TRADED FUNDS (Cost $62,589,994)		61,983,155

SHORT-TERM INVESTMENTS - (54.84%)
Fidelity Institutional Money Market Portfolio - 0.06% ** (a)	83,201,530	83,201,530
TOTAL SHORT-TERM INVESTMENTS - (Cost $83,201,530)		83,201,530

Total Investments (Cost $145,791,524) - 95.70%		$ 145,184,685

Other Assets in Excess of Liabilities, Net - 4.30%		6,520,112

Net Assets - 100%		$ 151,704,797

* Non-income producing security.
** Rate shown represents the rate at August 31, 2011, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.
COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - August 31, 2011 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Corn 2nd Futures, December 2011	93	$ 3,568,875	$ (22,087)
Gasoline RBOB Futures, October 2011	10	1,208,046	77,939
Gold CMX Futures, December 2011	20	3,663,400	386,720
Silver CMX Futures, December 2011	6	1,253,040	26,590
Soybean Futures, November 2011	50	3,643,750	31,625
Soybean Meal Futures, December 2011	31	1,202,180	26,970
Sugar #11 Futures, October 2011	36	1,196,698	(74,962)
		15,735,989	452,795
Currency Futures
Australian Dollar Futures, September 2011	104	11,092,640	141,010
British Pound Futures, September 2011	106	10,757,675	(29,619)
Canadian Dollar Futures, September 2011	83	8,472,640	13,270
Euro Futures, September 2011	47	8,446,488	(31,537)
Japanese Yen Futures, September 2011	68	11,101,000	68,900
New Zealand Dollar Futures, September 2011	101	8,599,140	366,770
Swiss Franc Futures, September 2011	70	10,876,250	342,781
		69,345,833	871,575
Fixed Income Futures
Canadian 10 Year Bond Futures, December 2011	7	925,827	(8,936)
Euro BOBL Futures, September 2011	5	874,398	30,224
Euro Bund Futures, September 2011	17	3,286,022	197,375
Long Gilt Futures, December 2011	15	3,079,861	(21,430)
SGX 10-Year Japanese Bond E-Mini Futures, September 2011	18	3,347,760	27,739
U.S. 10 Year Bond Futures, December 2011	7	903,219	(109)
U.S. 5 Year Bond Futures, December 2011	8	980,375	336
U.S. Long Bond Futures, December 2011	24	3,264,750	(8,891)
		16,662,212	216,308
Total Long Future Contracts		$ 101,744,034	$ 1,540,678

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures
Aluminum LME Futures, November 2011	20	$ 1,232,000	$ (11,050)
Cocoa Futures, December 2011	38	1,182,940	(58,489)
Coffee "C" Futures, December 2011	11	1,189,031	(199,387)
Copper Futures, December 2011	35	3,678,938	(74,762)
Crude Oil Futures, October 2011	41	3,641,210	(243,490)
Heating Oil Futures, October 2011	9	1,165,752	(67,305)
Lean Hogs Futures, October 2011	35	1,197,000	85,930
Live Cattle 2nd Futures, October 2011	78	3,557,580	59,100
Natural Gas Futures, October 2011	93	3,770,220	(121,370)
Soybean Oil Futures, December 2011	34	1,205,028	(86,556)
Wheat Futures, December 2011	30	1,187,250	(130,375)
Zinc LME Futures, November 2011	21	1,201,594	(114,219)
		24,208,543	(961,973)

Equity Futures
CAC 40 Euro Futures, September 2011	25	1,167,695	(17,597)
DAX Index Futures, September 2011	9	1,872,208	97,556
FTSE NEW 100 Futures, September 2011	50	4,372,085	(61,165)
HANG SENG Futures, September 2011	31	4,072,294	(143,297)
IBEX 35 Futures, September 2011	9	1,129,563	(14,544)
KOSPI2 Index Futures, September 2011	14	1,584,869	32,110
MSCI Taiwan Index Futures, September 2011	56	1,529,360	(47,040)
NASDAQ 100 E-Mini Futures, September 2011	34	1,523,710	(52,690)
S&P 500 E-Mini Futures, September 2011	65	3,957,525	5,800
S&P/TSX 60 IX Futures, September 2011	10	1,485,703	14,011
SGX Nikkei Futures, September 2011	67	3,922,261	139,872
SPI 200 Index Futures, September 2011	13	1,489,966	46,150
		28,107,239	(834)
Total Short Future Contracts		$ 52,315,782	$ (962,807)

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2011 (Unaudited)

Investment Valuation - The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading.  Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.  All these prices are obtained from services, which collect and disseminate such market prices.  Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers.  Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value.  When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities.  In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Manager using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Manager is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable.  No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Manager would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of August 31, 2011:

Security Classification (1)	Balanced Fund	Growth Fund	Alternative Fund
Level 1 – Exchange-Traded Funds (2)	$ 62,117,158	$ 29,543,157	$ 61,983,155
Level 2 – Short-Term Investments	32,622,386	24,891,312	83,201,530
Level 3	-	-	-
Total Investments	$ 94,739,544	$ 54,434,469	$ 145,184,685
Other Financial Instruments:
Level 1 – Futures Contracts (3)	$ 342,126	$ 179,057	$ 577,871
Total Other Financial Instruments	$ 342,126	$ 179,057	$ 577,871

(1)

As of and during the period ended August 31, 2011, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs).  Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)

All exchange-traded funds held in the Funds are Level 1 securities.  For a detailed break-out of exchange-traded funds by investment type, please refer to the Schedules of Investments.

(3)

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Financial Futures Contracts–Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position is “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2011 (Unaudited)

Funds are required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission regulations.

GAAP requires disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows.

Details of the disclosures are as follows for the nine month period ended August 31, 2011:

The effect of derivative instruments on the Statements of Assets and Liabilities is as follows:

	Derivatives not Accounted for	Location in Statement
Fund *	as Hedging Instruments	of Assets and Liabilities	Value**
Balanced Fund	Futures Contracts	Futures variation margin receivable	$ 342,126
Growth Fund	Futures Contracts	Futures variation margin receivable	$ 179,057
Alternative Fund	Futures Contracts	Futures variation margin receivable	$ 577,871

*

Consolidated

**

Includes only current variation margin. Prior variation margin payments have been reflected in cash on the Statements of Assets and Liabilities upon receipt or payment.

The effect of derivative instruments on the Statements of Operations is as follows:

	Derivatives not Accounted for	Location of Gain on
Fund *	as Hedging Instruments	Derivatives Recognized in Income*	Value
Balanced Fund	Futures Contracts	Net realized gain on futures contracts	$17,087
Balanced Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	295,278
Growth Fund	Futures Contracts	Net realized loss on futures contracts	(1,241,238)
Growth Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	140,268
Alternative Fund	Futures Contracts	Net realized loss on futures contracts	(3,963,982)
Alternative Fund	Futures Contracts	Net change in unrealized appreciation on futures contracts	562,589

•

Consolidated.

COMPASS EMP MUTUAL FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2011 (Unaudited)

The Funds began trading in long and short future contracts in November 2010 and remained invested in such contracts through August 31, 2011.  At August 31, 2011, notional values were 28.86%, 23.65% and 32.58% of the net assets of the Balanced Fund, Growth Fund and Alternative Fund, respectively.

Tax Matters - For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at August 31, 2011 for each Fund were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Balanced Fund	$ 96,766,852	$ 864,942	$ (2,372,668)	$ (1,507,726)
Growth Fund	58,095,791	123,247	(3,090,068)	(2,966,821)
Alternative Fund	151,684,110	292,955	(5,037,489)	(4,744,534)

The differences between book basis and tax-basis net unrealized appreciation at August 31, 2011 for each Fund are attributable primarily to the tax deferral of losses on wash sales and differing book/tax treatment of wholly-owned subsidiaries.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Balanced Fund, Growth Fund and Alternative Fund are consolidated and include the accounts of CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiaries (the “Subsidiaries”) which are expected to invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying schedules of investments reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

For tax purposes, the Subsidiaries are exempted Cayman investment companies.  The Subsidiaries have received an undertaking from the Government of the Cayman Islands exempting them from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, the Subsidiaries are Controlled Foreign Corporations (“CFCs”) and as such are not subject to U.S. income tax.  However, as wholly-owned CFCs, the Subsidiaries’ net income and capital gains, to the extent of their earnings and profits, will be included each year in the Funds’ investment company taxable income.  For the nine month period ended August 31, 2011, the CEMPMAB Fund Ltd., CEMPMAG Fund Ltd. and CEMPAS Fund Ltd had deficits of $1,407,958, $1,393,557 and $3,808,093, respectively.

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds currently seek to achieve their investment objectives by investing a portion of their assets in the Fidelity Institutional Money Market Portfolio (“Fidelity”).  The Funds may redeem their investments from Fidelity at any time if the Manager determines that it is in the best interest of the Funds and their shareholders.  The performance of the Funds may be directly affected by the performance of Fidelity.  As of August 31, 2011, the percentages of the Funds’ net assets invested in Fidelity were 33.61%, 43.61% and 54.84% by the Balanced Fund, Growth Fund and Alternative Fund, respectively.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	October 26, 2011

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	October 26, 2011